Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
The range of useful lives for AltaGas’ PP&E is as follows:

Utilities assets	4 to 69 years
Midstream assets	1 to 43 years
Corporate/Other assets	3 to 46 years

As at	December 31, 2022			December 31, 2021
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value
Utilities	$9,806	$(614)	$9,192	$8,432	$(437)	$7,995
Midstream	3,810	(884)	2,926	3,898	(793)	3,105
Corporate/Other	879	(665)	214	840	(617)	223
Reclassified to assets held for sale (note 5)	(1,124)	478	(646)	—	—	—
	$13,371	$(1,685)	$11,686	$13,170	$(1,847)	$11,323